GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

     The information required to be contained in this report for the period ending December 31, 2003 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

AIM Growth Series
AIM Small Cap Growth Fund - Class A
File No. 811-02699
Form N-CSR
Filed via EDGAR and accepted on March 5, 2004
Accession No.  0000950129-04-001039

The Alger American Fund
Alger American MidCap Growth Portfolio
Alger American Balanced Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

American Century Quantitative Equity Funds
American Century Income & Growth Fund
File No. 811-05447
Form N-CSR
Filed via EDGAR and accepted on March 9, 2004
Accession No. 0000827060-04-000011

Fidelity Variable Insurance Products I Fund
Fidelity Growth Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Fidelity Variable Insurance Products Fund II
Fidelity VIP Contrafund Portfolio
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000003

Janus Aspen Series
Janus Aspen Worldwide Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Maxim Series Fund, Inc.
Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000021

Maxim Series Fund, Inc.
Maxim Templeton(R) International Equity Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000027

Maxim Series Fund, Inc.
Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000014

Maxim Series Fund, Inc.
Maxim MFS(R) Small-Cap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000020

Maxim Series Fund, Inc.
Maxim Loomis Sayles Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000018

Maxim Series Fund, Inc.
Maxim Index 600 Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000013

Maxim Series Fund, Inc.
Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000008

Maxim Series Fund, Inc.
Maxim T. Rowe Price MidCap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000029

Maxim Series Fund, Inc.
Maxim Ariel MidCap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000007

Maxim Series Fund, Inc.
Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000012

Maxim Series Fund, Inc.
Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000026

Maxim Series Fund, Inc.
Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000028

Maxim Series Fund, Inc.
Maxim Value Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000032

Maxim Series Fund, Inc.
Maxim Bond Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000009

Maxim Series Fund, Inc.
Maxim Loomis Sayles Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000017

Maxim Series Fund, Inc.
Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000031

Maxim Series Fund, Inc.
Maxim Aggressive Profile I, Moderately Aggressive Profile I, Moderate Profile I Moderately Conservative Profile I and Conservative Profile I Portfolios
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000022

Pioneer Variable Contracts Trust
Pioneer Equity Income Fund
File No. 811-08786
Form N-CSR
Filed via EDGAR and accepted on March 5, 2004
Accession No. 0000812195-04-000021

RS Investment Trust
RS Emerging Growth Fund
File No. 811-05159
Form N-CSR
Filed via EDGAR and accepted on March 9, 2004
Accession No. 0000935069-04-000427

SteinRoe Variable Investment Trust
SteinRoe Balanced Fund
File No. 811-07556
Form N-CSR
Filed via EDGAR and accepted on March 4, 2004
Accession No. 0001047469-04-006560